Segment information: Additional information (Details) - location			12 Months Ended
	Sep. 22, 2023	Oct. 20, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating segments:
Number of airports			9
Proportion of interest in subsidiary	60.00%	60.00%
Aeropuerto de Cancun, S. A. de C. V.
Operating segments:
Proportion of interest in subsidiary			100.00%	100.00%
Airplan
Operating segments:
Proportion of interest in subsidiary			100.00%
Aerostar
Operating segments:
Proportion of interest in subsidiary			60.00%